Subsequent Events	9 Months Ended
Sep. 30, 2026
Subsequent Events [Abstract]
Subsequent Events
16.          Subsequent Events
Share repurchases
On November 3, 2026, the Company's Board of Directors approved the replenishment of the Company's authorization under its share repurchase program (the “Program”), bringing the total current authorization to $400.0 million. Pursuant to the Program, PLGO may repurchase shares through open market purchases pursuant to Rule 10b-18 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), accelerated share repurchases or privately negotiated transactions, as well as pursuant to a trading plan meeting the requirements of Rule 10b5-1 under the Exchange Act.
Dividends
On November 3, 2026, the Company’s Board of Directors announced (i) an increase to the existing dividend program under which PLGO intends to pay a quarterly cash dividend of $0.22 and (ii), pursuant to that plan that it had approved and declared a dividend of $0.22 per share payable on December 23, 2026, to common shareholders of record on December 11, 2026.